BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss for basic and diluted loss per share		$ (114,208)	$ (107,420)	$ (505,330)
Denominator:
Weighted average number of Class A ordinary and preferred shares used in computing basic net loss per share (in shares)	[1]	10,087,691	9,783,301	7,853,759
Weighted average number of Class A ordinary and preferred shares used in computing diluted net loss per share (in shares)	[1]	10,087,691	9,783,301	7,853,759
Class A Ordinary and Preferred Shares
Denominator:
Weighted average number of Class A ordinary and preferred shares used in computing basic net loss per share (in shares)		10,087,691	9,783,301	7,853,759
Weighted average number of Class A ordinary and preferred shares used in computing diluted net loss per share (in shares)		10,087,691	9,783,301	7,853,759
Basic net loss per Class A ordinary and preferred shares (in USD per share)		$ (11.32)	$ (10.98)	$ (64.34)
Diluted net loss per Class A ordinary and preferred shares (in USD per share)		$ (11.32)	$ (10.98)	$ (64.34)

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 1 General, for details.